Investments in Associates - Non-insurance associates and joint ventures (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions, ₨ in Billions										12 Months Ended
	Oct. 31, 2022 USD ($) $ / shares	Oct. 04, 2022 USD ($)	Aug. 31, 2022 USD ($) shares	Jul. 05, 2022 $ / shares	Jul. 04, 2022	Apr. 06, 2022 USD ($) $ / shares shares	Sep. 16, 2021 USD ($)	Sep. 16, 2021 INR (₨)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Aug. 31, 2022 CAD ($) shares	Aug. 23, 2021 USD ($)	Jun. 11, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)
Investments in Associates
Cash purchase price										$ 363.5	$ 175.4
Cash proceeds from sales of interests in associates										192.9	809.2
Investments in associates										7,433.9	6,104.0
Atlas Corp
Investments in Associates
Number of shares acquired on exercise of warrants | shares						25.0
Warrant exercise price (in dollars per share) | $ / shares						$ 8.05
Cash consideration for acquisition of equity warrants						$ 201.3
Realized gain on derecognition						58.6
Unrealized gain on derecognition of investments related to prior period						$ 95.8
Percent of ownership interests sold	45.00%
Cash consideration for acquisition of shares, per share | $ / shares	$ 15.50
Resolute Forest Products Inc.
Investments in Associates
Investments in associates, at fair value										$ 508.5
Cash consideration for acquisition of shares, per share | $ / shares				$ 20.50						$ 20.50
Stelco Holdings Inc.
Investments in Associates
Investments in associates, at fair value			$ 352.2										$ 461.3
Number of shares repurchased from investor | shares			5.1										5.1
Ownership percentage			20.50%
IIFL Finance Limited
Investments in Associates
Cash proceeds from sales of interests in associates											113.7	₨ 8.6
Poseidon Acquisitions Corp
Investments in Associates
Cash proceeds from sales of interests in associates	$ 78.7
Fairfax India | Bangalore International Airport Limited
Investments in Associates
Ownership percentage							54.00%	54.00%
Percentage of ownership interest transferred							43.60%	43.60%
Fairfax India | Anchorage Infrastructure Investments Holdings Limited
Investments in Associates
Cash proceeds from sales of interests in associates							$ 129.2	₨ 9.5
Percentage of interest sold							11.50%	11.50%
Non-insurance companies
Investments in Associates
Investments in associates, at fair value										$ 8,183.3	7,192.1
Non-insurance companies | Grivalia Hospitality
Investments in Associates
Ownership percentage				78.40%	33.50%
Non-insurance companies | Atlas Corp
Investments in Associates
Number of shares acquired on exercise of warrants | shares						25.0
Warrant exercise price (in dollars per share) | $ / shares						$ 8.05
Cash consideration for acquisition of equity warrants						$ 201.3
Net loss on investments						37.2
Realized gain on derecognition						58.6
Unrealized gain on derecognition of investments related to prior period						95.8
Investments in associates, at fair value						$ 335.3
Cash consideration for acquisition of shares		$ 84.8
Ownership percentage		43.20%
Non-insurance companies | Atlas Corp | Atlas Series J preferred shares and equity warrants
Investments in Associates
Warrant exercise price (in dollars per share) | $ / shares															$ 13.71
Investments in associates															$ 575.0
Amount of principal exchanged															$ 288.0
Amount of redemption of debentures														$ 287.0
Non-insurance companies | IIFL Finance Limited
Investments in Associates
Cash proceeds from sales of interests in associates											$ 113.7	₨ 8.6
Ownership percentage											22.30%	22.30%
Net gain on sale of investments											$ 42.0
Non-insurance companies | Helios Fairfax Partners Corporation
Investments in Associates
Warrant exercise price (in dollars per share) | $ / shares									$ 4.90
Investments in associates									$ 100.0
Interest rate of debentures									3.00%
Number of warrants to purchase shares | shares									3.0
Non-insurance companies | Helios Fairfax Partners Corporation | Fairfax Africa legacy investments
Investments in Associates
Threshold maximum amount of investments at redemption or maturity																$ 102.6
Fair value of debentures										78.0
Amount of debentures recorded to equity										$ 22.0